Employee benefits	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Employee benefits
31. Employee benefits
a) Employee costs includes

	Year ended March 31,
	2018		2019		2020
Salaries and bonus	₹	261,981	₹	289,005	₹	315,036
Employee benefits plans
Gratuity and other defined benefit plans		1,532		1,459		1,845
Defined contribution plans		7,363		7,372		8,428
Share based compensation		1,347		1,938		1,262

	₹	272,223	₹	299,774	₹	326,571

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2018		2019		2020
Cost of revenues	₹	228,937	₹	251,818	₹	279,356
Selling and marketing expenses		28,070		30,972		30,763
General and administrative expenses		15,216		16,984		16,452

	₹	272,223	₹	299,774	₹	326,571

Defined benefit plan actuarial (gains)/ losses recognized in other comprehensive income include:

	Year ended March 31,
	2018		2019		2020
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income - Loss/(Gain)	₹	(18)	₹	(49)	₹	76
Actuarial loss/ (gain) arising from financial assumptions		(296)		73		749
Actuarial loss/ (gain) arising from demographic assumptions		(54)		(40)		227
Actuarial loss/ (gain) arising from experience adjustments		(454)		(266)		194

	₹	(822)	₹	(282)	₹	1,246

b) Defined benefit plans

Defined benefit plans include gratuity for employees drawing salary in Indian rupees and certain benefits plans in foreign jurisdictions. Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2018		2019		2020
Current service cost	₹	1,525	₹	1,434	₹	1,782
Net interest on net defined benefit liability/(asset)		7		25		63

Net gratuity cost/(benefit)		1,532		1,459		1,845

Actual return on plan assets	₹	501	₹	607	₹	513

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2019		2020
Defined benefit obligation at the beginning of the year	₹	8,654	₹	10,485
Acquisitions		1,094		229
Current service cost		1,434		1,782
Interest on obligation		583		652
Benefits paid		(1,047)		(1,123)
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions		73		749
Actuarial loss/(gain) arising from demographic assumptions		(40)		227
Actuarial loss/(gain) arising from experience adjustments		(266)		194
Translation adjustment		—		270

Defined benefit obligation at the end of the year	₹	10,485	₹	13,465

Change in plan assets is summarized below:

	As at March 31,
	2019		2020
Fair value of plan assets at the beginning of the year	₹	8,507	₹	9,443
Acquisitions		109		58
Expected return on plan assets		558		589
Employer contributions		254		383
Benefits paid		(34)		(95)
Remeasurement (loss)/gains
Return on plan assets excluding interest income - (loss)/gain		49		(76)
Translation adjustment		—		233

Fair value of plan assets at the end of the year	₹	9,443	₹	10,535

Present value of unfunded obligation	₹	(1,042)	₹	(2,930)

Recognized asset/(liability)	₹	(1,042)	₹	(2,930)

As at March 31, 2019 and 2020, plan assets were primarily invested in insurer managed funds.
The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the mandate provided to them by the trustees and the asset allocation is within the permissible limits prescribed in the insurance regulations.

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2019	2020
Discount rate	6.05%	5.05%
Expected return on plan assets	6.05%	5.05%
Expected rate of salary increase	6.80%	6.60%
Duration of defined benefit obligations	8 years	9 years

The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.
The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increase considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.
The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2021	₹	3,035

Estimated benefit payments from the fund for the year ending March 31:
2021	₹	1,740
2022		1,343
2023		1,295
2024		1,261
2025		1,226
Thereafter		13,819

Total	₹	20,684

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as at March 31, 2020.
Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 0.5 percentage.
As at March 31, 2020, every 0.5 percentage point increase/(decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately
₹
(626) and
₹
584 respectively (March 31, 2019:
₹
(405) and
₹
435 respectively).
As at March 31, 2020, every 0.5 percentage point increase/(decrease) in expected rate of salary will result in increase/(decrease) of defined benefit obligation by approximately
₹
353 and
₹
(329) respectively (March 31, 2019:
₹
245 and
₹
(229) respectively).
c) Provident fund:
The details of fund and plan assets are given below:

	As at March 31,
	2019		2020
Fair value of plan assets	₹	53,015	₹	61,397
Present value of defined benefit obligation		(53,015)		(61,397)

Net (shortfall)/ excess	₹	—	₹	—

The plan assets have been primarily invested in government securities and corporate bonds.
The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2019	2020
Discount rate for the term of the obligation	7.00%	6.05%
Average remaining tenure of investment portfolio	8 years	7 years
Guaranteed rate of return	8.65%	8.50%